Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 3 – INCOME TAXES

As of December 31, 2013 and 2012, the Company had net income of $112,992 and $25,783, respectively. The taxable income for the year ended December 31, 2013 and 2012 was $174,024 and $32,826, respectively.